Receivables (Details) - Schedule of Premiums Receivable Net of Allowance for Expected Credit Losses - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Premiums Receivable Net of Allowance for Expected Credit Losses [Abstract]
Premiums receivable	$ 256,519	$ 219,487
Less: Allowance for expected credit losses	(11,302)	(9,085)
Total	$ 245,217	$ 210,402